CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2022	Dec. 31, 2021	Jan. 31, 2021
Current assets:
Cash		$ 184,020,000	$ 11,729,000
Accounts receivable		2,572,000	1,543,000
Prepaid expenses and other current assets		4,248,000	1,351,000
Forward contract—assets		1,543,000	0
Deferred offering costs		0	3,449,000
Total current assets		192,383,000	18,072,000
Property and equipment, net		30,583,000	22,497,000
Restricted cash		117,000	317,000
Other assets		130,000	165,000
Goodwill		5,377,000	5,377,000
Total assets		228,590,000	46,428,000
Current liabilities:
Accounts payable		1,517,000	1,971,000
Accrued expenses and other current liabilities		4,428,000	3,806,000
Deferred revenue		1,108,000	985,000
Debt—current portion		4,226,000	575,000
Forward contract—liabilities		0	230,000
Total current liabilities		11,279,000	7,567,000
Debt—net of current portion		25,201,000	24,216,000
Derivative warrant liabilities		8,944,000	4,355,000
Earn-out liabilities		8,925,000	0
Other liabilities		416,000	295,000
Total Liabilities		54,765,000	36,433,000
Commitments and contingencies
Stockholders' equity (deficit):
Preferred Stock, par value $0.0001 per share; 10,000,000 shares and 0 shares authorized at June 30, 2022 and December 31, 2021, respectively; 0 shares and 0 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively		0	0
Common stock	[1]	11,000	2,000
Additional paid-in capital		401,290,000	135,549,000
Accumulated deficit		(227,575,000)	(207,131,331)
Accumulated other comprehensive gain		99,000	52,000
Total stockholders' equity (deficit)		173,825,000	(71,528,000)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)		228,590,000	46,428,000
Rigetti Holdings Inc
Current assets:
Cash			11,728,516	$ 22,202,388
Accounts receivable			1,542,540	479,374
Prepaid expenses and other current assets			1,350,690	1,035,703
Deferred offering costs			3,448,470
Total current assets			18,070,216	23,717,465
Property and equipment, net			22,497,484	20,140,872
Restricted cash			317,134	317,134
Other assets			164,341	129,363
Goodwill			5,377,255	5,377,255
Total assets			46,426,430	49,682,089
Current liabilities:
Accounts payable			1,970,998	1,107,924
Accrued expenses and other current liabilities			4,035,615	1,603,299
Deferred revenue			984,976	491,827
Debt—current portion			1,290,538
Total current liabilities			8,282,127	3,203,050
Debt—net of current portion			23,500,494
Derivative warrant liabilities			4,354,707
Other liabilities			294,632	381,300
Total Liabilities			36,431,960	3,584,350
Commitments and contingencies
Stockholders' equity (deficit):
Common stock	[2]		23	21
Additional paid-in capital			135,550,822	133,407,584
Accumulated deficit			(207,131,331)	(168,889,832)
Accumulated other comprehensive gain			51,815	56,825
Total stockholders' equity (deficit)			(71,528,671)	(35,425,402)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)			46,426,430	49,682,089
Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	[1]	$ 0	81,523,000
Redeemable Convertible Preferred Stock [Member] | Rigetti Holdings Inc
Current liabilities:
Redeemable convertible preferred stock			$ 81,523,141	$ 81,523,141

[1]	Shares of legacy Redeemable Convertible Series C Preferred Stock, Redeemable Convertible Series C-1 Preferred Stock, legacy Class A common stock, and legacy Class B common stock have been retroactively restated to give effect to the Business Combination.
[2]	Shares of preferred stock and common stock have been retroactively restated to give effect to the Business Combination.